POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded plans.

	As at December 31
(In millions of dollars)	2017	2016

Plan assets, at fair value	1,890	1,619
Accrued benefit obligations	(2,342)	(2,006)

Net deferred pension liability	(452)	(387)

Consists of:
Deferred pension asset	8	17
Deferred pension liability	(460)	(404)

Net deferred pension liability	(452)	(387)
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2017	2016

Employer contribution	145	125
Employee contribution	42	35

Total contribution	187	160
Principal actuarial assumptions

	2017	2016
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	3.7%	4.1%
Rate of compensation increase	3.0%	3.0%
Mortality rate	CIA Private with CPM B Scale	CIA Private with CPM B Scale
Pension expense
Discount rate	4.1%	4.3%
Rate of compensation increase	3.0%	3.0%
Mortality rate	CIA Private with CPM B Scale	CIA Private with CPM B Scale

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation		Increase (decrease) in pension expense
(In millions of dollars)	2017	2016	2017	2016

Discount rate
Impact of 0.5% increase	(207)	(174)	(25)	(21)
Impact of 0.5% decrease	237	199	27	23

Rate of future compensation increase
Impact of 0.25% increase	21	18	4	4
Impact of 0.25% decrease	(21)	(18)	(4)	(4)

Mortality rate
Impact of 1 year increase	49	48	6	5
Impact of 1 year decrease	(52)	(49)	(6)	(5)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2017	2016

Plan assets, beginning of year	1,619	1,432
Interest income	72	68
Remeasurements, return on plan assets recognized in other comprehensive income (loss) and equity	92	32
Contributions by employees	42	35
Contributions by employer	145	125
Benefits paid	(76)	(70)
Administrative expenses paid from plan assets	(4)	(3)

Plan assets, end of year	1,890	1,619

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2017	2016

Accrued benefit obligations, beginning of year	2,006	1,713
Service cost	137	119
Interest cost	81	75
Benefits paid	(76)	(70)
Contributions by employees	42	35
Remeasurements, recognized in other comprehensive income and equity	152	134

Accrued benefit obligations, end of year	2,342	2,006

Below is a summary of the effect of the asset ceiling.

	Years ended December 31
(In millions of dollars)	2017	2016

Asset ceiling, beginning of year	—	(3)
Interest	—	—
Remeasurements, change in asset ceiling (excluding interest income)	—	3

Asset ceiling, end of year	—	—
Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2017	2016

Plan cost:
Service cost	137	119
Net interest cost	9	7

Net pension expense	146	126
Administrative expense	4	3

Total pension cost recognized in net income	150	129

Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2017	2016

Interest income on plan assets	(72)	(68)
Interest cost on plan obligation	81	75

Net interest cost recognized in finance costs	9	7

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2017	2016

Return on plan assets (excluding interest income)	92	32
Change in financial assumptions	(168)	(69)
Effect of experience adjustments	16	(65)
Change in asset ceiling	—	3

Remeasurement loss recognized in other comprehensive loss and equity	(60)	(99)

We also provide supplemental unfunded pension benefits to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, and other comprehensive income.

	Years ended December 31
(In millions of dollars)	2017	2016

Accrued benefit obligation, beginning of year	62	56
Pension expense included in employee salaries and benefits expense	2	5
Net interest cost recognized in finance costs	3	2
Remeasurement loss recognized in other comprehensive income	2	2
Benefits paid	(3)	(3)

Accrued benefit obligation, end of year	66	62

Disclosure of fair value of plan assets
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2017	2016

Equity securities:
Domestic	11.8%	12.4%	7% to 17%
International	48.1%	48.8%	33% to 63%
Debt securities	39.3%	38.5%	30% to 50%
Other - cash	0.8%	0.3%	0% to 2%

Total	100.0%	100.0%
Plan assets are comprised mainly of pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2017	2016

Equity securities	1,134	990
Debt securities	742	625
Other - cash	14	4

Total fair value of plan assets	1,890	1,619